Expense Example, No Redemption (Money Market Portfolio Annuity)	Money Market Portfolio Money Market Portfolio - Money Market Portfolio 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205